Derivative Instruments- Impact of Derivative Instruments on Balance Sheet (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Master netting agreements, cash collateral received	$ 1,841	$ 1,452
Master netting agreements, cash collateral paid	$ 456	$ 131